Lease right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease Right-of-use Assets And Lease Liabilities
Schedule of operating right of use assets

	December 31, 2024	December 31, 2023
Office Lease	$337,431	$659,997
Less accumulated amortization	(123,743)	(588,632)
Operating right of use asset	$213,688	$71,365

Schedule of operating lease liabilities

	December 31, 2024	December 31, 2023
Office Lease	$184,354	$63,581
Less current portion	(144,245)	(63,581)
Long term portion	$40,109	$—

Operating lease liabilities are summarized below:

Total
12-month period ending December 31, 2025	$163,738
12-month period ending December 31, 2026	41,466
Total future minimum lease payments	205,204
Less imputed interest	(20,850)
PV of payments	$184,354

Schedule of Finance lease

	As of December 31, 2024	As of December 31, 2023
Equipment lease	$77,519	$77,519
Less accumulated amortization	(74,167)	(69,895)
Finance right of use asset	$3,352	$7,624